RELATED PARTY TRANSACTIONS - Professional fees (Details) - USD ($)	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Feb. 29, 2024	Feb. 02, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Professional fees	$ 3,075,312	$ 758,143
Due to related parties	$ 280,025	$ 518,468
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party		Related party
Chief Executive Officer
RELATED PARTY TRANSACTIONS
Professional fees	$ 180,000	$ 97,500
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party		Related party
Chief Executive Officer | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	$ 15,000	$ 15,000
Chief Executive Officer | Expense reimbursement
RELATED PARTY TRANSACTIONS
Due to related parties	0	3,267
Former Chief Financial Officer
RELATED PARTY TRANSACTIONS
Professional fees	157,500	75,000
Former Chief Financial Officer | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	15,000	75,000
Former Chief Financial Officer | Expense reimbursement
RELATED PARTY TRANSACTIONS
Due to related parties	0	2,641
Chief Financial Officer
RELATED PARTY TRANSACTIONS
Professional fees	16,645	0
Due to related parties	$ 10,750	$ 0
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party		Related party
Company controlled by a director
RELATED PARTY TRANSACTIONS
Professional fees	$ 180,000	$ 75,000
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party	Related party	Related party
Company controlled by a director | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	$ 22,500	$ 59,819
Company controlled by a director | Expense reimbursement
RELATED PARTY TRANSACTIONS
Due to related parties	7,971	18,863
Stockholder One
RELATED PARTY TRANSACTIONS
Professional fees	$ 381,250	$ 343,750
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party		Related party
Stockholder One | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	$ 48,000	$ 176,000
Stockholder Two
RELATED PARTY TRANSACTIONS
Professional fees	$ 180,250	$ 60,750
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party	Related party	Related party
Stockholder Two | Expense reimbursement
RELATED PARTY TRANSACTIONS
Due to related parties	$ 19,875	$ 60,750
Corporations over which stockholders exercise significant influence
RELATED PARTY TRANSACTIONS
Due to related parties	$ 128,064	$ 107,128
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party		Related party
Stockholder
RELATED PARTY TRANSACTIONS
Due to related parties	$ 12,865	$ 0
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party		Related party